Risk management - COVID-19 payment moratoria in UK (Details) - Santander UK plc € in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020 EUR (€) customer	Dec. 31, 2020 EUR (€) customer
Credit risk
Payment moratoria, period			3 months
Payment moratoria, extension period	3 months
Amount of extensions of payment moratoria		€ 11,000	€ 11,000
Number of clients granted with payment moratoria | customer		323,265	323,265
Percentage to lending porfolio		19.05%	19.05%
Total amount of payment moratoria		€ 43,944	€ 43,944
Total portfolio		223,701	223,701
Payment moratoria granted that expired		€ 41,103	€ 41,103
Percentage of payment moratoria granted that expired		93.54%	93.54%
Percentage of exposure in BBLS		13.00%	13.00%
Impairment credit losses, overlay		€ 505	€ 505
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired		34,365	34,365
Impairment credit losses, overlay		17	17
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired		6,052	6,052
Impairment credit losses, overlay		€ 275	€ 275
Financial instruments credit-impaired
Credit risk
Payment moratoria, performance percentage		1.67%	1.67%
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired		€ 686	€ 686
Impairment credit losses, overlay		213	213
Individuals
Credit risk
Total amount of payment moratoria		41,626	41,626
Total portfolio		194,783	194,783
Payment moratoria granted that expired		38,850	38,850
Mortgages
Credit risk
Total amount of payment moratoria		41,274	41,274
Total portfolio		188,255	188,255
Payment moratoria granted that expired		38,544	38,544
Consumer
Credit risk
Total amount of payment moratoria		352	352
Total portfolio		6,528	6,528
Payment moratoria granted that expired		306	306
SMEs & Corporate
Credit risk
Total amount of payment moratoria		2,318	2,318
Total portfolio		28,918	28,918
Payment moratoria granted that expired		2,253	2,253
Loans under government programs
Credit risk
Total portfolio		€ 5,515	€ 5,515
Percentage of guarantee coverage		100.00%	100.00%
Maximum
Credit risk
Payment moratoria, period		6 months